Financial Statement Schedule I (Details 2) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 553,079	$ 549,543	$ 228,250	$ 141,968
Restricted cash	534,707	439,961
Accounts receivable trade, net of allowance for doubtful accounts of $5,209,909 and $4,302,411 at December 31, 2013 and 2014, respectively	426,803	366,939
Inventories	334,489	432,325
Amounts due from related parties - current	104,579	4,217
Derivative assets - current	6,259	9,643
Advances to suppliers, net	31,886	47,172
Prepaid expenses and other current assets	78,140	142,651
Total current assets	2,264,093	2,315,886
Deferred tax assets, net	97,134	66,856
Other non-current assets	142,236	56,630
TOTAL ASSETS	4,417,254	3,072,424
Current liabilities:
Short-term borrowings	1,156,576	725,513
Accounts payable	512,510	412,937
Amounts due to related parties	90,002	17,592
Derivative liabilities - current	35,228	445
Other current liabilities	151,242	85,457
Total current liabilities	2,656,324	1,949,265
Accrued warranty costs	65,193	54,644	40,605	58,334
Convertible notes	150,000	150,000
Long-term borrowings	606,577	134,300
Liability for uncertain tax positions	14,468	15,579
TOTAL LIABILITIES	3,584,744	2,340,339
Equity:
Common shares - no par value: unlimited authorized shares, 55,161,856 and 55,965,443 shares issued and outstanding at December 31, 2014 and 2015, respectively	677,103	675,236
Additional paid-in capital	(17,139)	(25,682)
Retained earnings	218,860	46,999
Accumulated other comprehensive income (loss)	(59,856)	20,058
Total Canadian Solar Inc. shareholders' equity	818,968	716,611
TOTAL LIABILITIES, REDEEMABLE NON-CONTROLLING INTERESTS AND EQUITY	4,417,254	3,072,424
Parent Company
Current assets:
Cash and cash equivalents	34,206	3,455	$ 29,585	$ 11,247
Restricted cash	6,512
Accounts receivable trade, net of allowance for doubtful accounts of $5,209,909 and $4,302,411 at December 31, 2013 and 2014, respectively	2,268	4,006
Inventories	146	443
Amounts due from related parties - current	725,063	252,570
Derivative assets - current	1,030
Advances to suppliers, net	226	1,991
Prepaid expenses and other current assets	13,809	5,852
Total current assets	783,260	268,317
Investment in subsidiaries	765,880	534,849
Deferred tax assets, net	2,204	3,655
Amount due from related parties- non-current		150,000
Other non-current assets	62,897	48,219
TOTAL ASSETS	1,614,241	1,005,040
Current liabilities:
Short-term borrowings	10,000
Accounts payable	8	5
Amounts due to related parties	202,359	99,011
Derivative liabilities - current	27,029
Other current liabilities	12,661	6,825
Total current liabilities	252,057	105,841
Accrued warranty costs	15,331	18,273
Convertible notes	150,000	150,000
Long-term borrowings	364,680
Liability for uncertain tax positions	13,205	14,315
TOTAL LIABILITIES	795,273	288,429
Equity:
Common shares - no par value: unlimited authorized shares, 55,161,856 and 55,965,443 shares issued and outstanding at December 31, 2014 and 2015, respectively	677,103	675,236
Additional paid-in capital	(17,139)	(25,682)
Retained earnings	218,860	46,999
Accumulated other comprehensive income (loss)	(59,856)	20,058
Total Canadian Solar Inc. shareholders' equity	818,968	716,611
TOTAL LIABILITIES, REDEEMABLE NON-CONTROLLING INTERESTS AND EQUITY	$ 1,614,241	$ 1,005,040